Note 11 - Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 27-1560715 001 [Member]
Notes to Financial Statements
EBP, Subsequent Event [Text Block]

Note 11 – Subsequent Events

The Plan has evaluated, for consideration of recognition or disclosure, subsequent events that have occurred after December 31, 2025, through the date of issuance of its financial statements.

On January 1, 2026, the Company completed the acquisition of Wichita Falls Bancshares, Inc. and its wholly-owned subsidiary, First National Bank, headquartered in Wichita Falls, Texas. Effective March 11, 2026, the plan assets of $12.4 million from the First National Bank 401(k) Profit Sharing Plan were transferred to and merged into the Plan.